Exhibit 99

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	December, 2011
Payment Date	January 17, 2012
Transaction Month	7

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-A Reference Pool Balance	$1,262,497,868.06	$1,079,492,441.74	$1,053,330,167.74	0.8343223
Total Note Balance	1,051,029,000.00	868,023,573.68	841,861,299.68	0.8009877

Total Overcollateralization	$211,468,868.06	$211,468,868.06	$211,468,868.06

2011-A Exchange Note Balance	1,088,903,936.04	905,898,509.72	879,736,235.72	0.8079099
2011-A Exchange Note Overcollateralization	$173,593,932.02	$173,593,932.02	$173,593,932.02

Overcollateralization	Beginning of Period	End of Period
2011-A Reference Pool Balance as a % of Total Note Balance	124.36%	125.12%
2011-A Reference Pool Balance as a % of 2011-A Exchange Note Balance	119.16%	119.73%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.26061%	$246,000,000.00	$62,994,573.68	$36,832,299.68	0.1497248
Class A-2 Notes	0.74000%	390,000,000.00	390,000,000.00	390,000,000.00	1.0000000
Class A-3 Notes	1.03000%	305,000,000.00	305,000,000.00	305,000,000.00	1.0000000
Class A-4 Notes	1.34000%	65,841,000.00	65,841,000.00	65,841,000.00	1.0000000
Class B Notes	1.92000%	44,188,000.00	44,188,000.00	44,188,000.00	1.0000000

Total		$1,051,029,000.00	$868,023,573.68	$841,861,299.68	0.8009877

	Principal Payments		Interest Payments			Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$26,162,274.00	$106.35	$15,048.93	$0.06	$26,177,322.93	$106.41
Class A-2 Notes	0.00	0.00	240,500.00	0.62	240,500.00	0.62
Class A-3 Notes	0.00	0.00	261,791.67	0.86	261,791.67	0.86
Class A-4 Notes	0.00	0.00	73,522.45	1.12	73,522.45	1.12
Class B Notes	0.00	0.00	70,700.80	1.60	70,700.80	1.60

Total	$26,162,274.00	$106.35	$661,563.85	$0.63	$26,823,837.85	$25.52

II. POOL INFORMATION

			Residual Portion of
2011-A Reference Pool Balance	Lease Balance	Securitization Value	Securitization Value
Beginning of Period	$1,216,192,272.59	$1,079,492,441.74	$743,698,805.42
Change	(30,337,352.33)	(26,162,274.00)	(7,590,588.00)

End of Period	$1,185,854,920.26	$1,053,330,167.74	$736,108,217.42
Residual Portion of Securitization Value as % of Securitization Value at end of period			69.88%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	54,427	6,171	48,256	711	47,545

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months				19.3	18.4

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	December, 2011
Payment Date	January 17, 2012
Transaction Month	7

			% of End of Period
Delinquent Leases	Number of Leases	Securitization Value	Reference Pool Balance
31 - 60 Days Delinquent	348	$7,552,703.18	0.72%
61 - 90 Days Delinquent	22	516,363.19	0.05%
91 - 120 Days Delinquent	1	15,971.37	0.00%
Over 120 Days Delinquent	3	69,017.35	0.01%

Total Delinquent Leases	374	$8,154,055.09	0.77%

	Current Period	Cumulative
Prepayment Speed	0.55%	0.50%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$18,760,400.26
plus: Payoffs	7,023,839.65
plus: Other (including extension fees, excess charges, etc.)	171,832.95
minus: Payaheads	(720,684.52)
plus: Payahead Draws	721,335.17
plus: Advances	990,863.73
minus: Advance Reimbursement Amounts	(855,485.21)
plus: Administrative Removal Amounts	483,536.87
plus: Net Auction Proceeds	6,168,916.74
plus: Recoveries	114,801.91

Total Collections	$32,859,357.55

Reserve Account Balance Beginning of Period	31,562,446.70

Total Collections Plus Reserve	$64,421,804.25

			Remaining
Exchange Note Distributions	Amount Due	Amount Paid	Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$899,577.03	$899,577.03	$63,522,227.22	$0.00
2011-A Exchange Note Interest Payment	1,602,685.45	1,602,685.45	61,919,541.77	0.00
2011-A Exchange Note Principal Payment	26,162,274.00	26,162,274.00	35,757,267.77	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	35,757,267.77	0.00
Reserve Account Deposit	31,562,446.70	31,562,446.70	4,194,821.07	0.00
Shared Amounts	0.00	0.00	4,194,821.07	0.00
Remaining Funds Released to Borrowers	4,194,821.07	4,194,821.07	0.00	0.00

Total	$64,421,804.25	$64,421,804.25	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	December, 2011
Payment Date	January 17, 2012
Transaction Month	7

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-A Exchange Note Interest Payment	$1,602,685.45
2011-A Exchange Note Principal Payment	26,162,274.00
Shortfall Payment (to cover Notes)	0.00

Total	$27,764,959.45

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$27,764,959.45	$0.00
Administration Fee	7,233.53	7,233.53	27,757,725.92	0.00
Class A-1 Interest	15,048.93	15,048.93	27,742,676.99	0.00
Class A-2 Interest	240,500.00	240,500.00	27,502,176.99	0.00
Class A-3 Interest	261,791.67	261,791.67	27,240,385.32	0.00
Class A-4 Interest	73,522.45	73,522.45	27,166,862.87	0.00

Total Class A Interest	590,863.05	590,863.05		0.00
First Priority Principal Payment	0.00	0.00	27,166,862.87
Class B Interest	70,700.80	70,700.80	27,096,162.07	0.00
Second Priority Principal Payment	0.00	0.00	27,096,162.07
Regular Principal Payment	26,162,274.00	26,162,274.00	933,888.07	0.00
Reserve Account Deposit	0.00	0.00	933,888.07	0.00
Additional Trustee Fees and Expenses	0.00	0.00	933,888.07	0.00
Remaining Funds to Holder of Residual Interest	933,888.07	933,888.07	0.00	0.00

Total	$27,764,959.45	$27,764,959.45	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$3,106,758.74
plus: Additional Advances	990,863.73
minus: Advance Reimbursement Amounts	(855,485.21)

End of Period Advance Balance	$3,242,137.26

Payaheads
Beginning of Period Payahead Balance	$1,871,134.22
plus: Additional Payaheads	720,684.52
minus: Payahead Draws	(721,335.17)

End of Period Payahead Balance	$1,870,483.57

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$31,562,446.70
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	0.00

Reserve Balance after Deposit from Exchange Note	$31,562,446.70
plus: Reserve Deposit from Note Distributions	0.00

End of Period Reserve Account Balance	$31,562,446.70

Memo: Required Reserve Amount	$31,562,446.70
Reserve Shortfall	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	December, 2011
Payment Date	January 17, 2012
Transaction Month	7

VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	230	1,831	$4,758,632.75	$36,629,769.71
Standard Terminations	113	1,792	1,719,860.30	24,315,629.92

Total Retained	343	3,623	$6,478,493.05	$60,945,399.63

Returned Vehicles
Early Terminations	100	463	$1,882,538.64	$8,144,507.92
Standard Terminations	224	2,344	3,541,305.70	33,240,569.45

Total Returned	324	2,807	$5,423,844.34	$41,385,077.37

Charged Off Leases / Repossessed Vehicles	14	70	$338,903.20	$1,623,551.57
Removals by Servicer and Other	30	382	484,063.84	5,902,967.99

Total Terminations	711	6,882	$12,725,304.43	$109,856,996.56

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	445	4810	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			45.57%	40.79%
Early Termination Rate (Early Terminations / Total Terminations)			46.41%	33.33%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$7,069,206.18
plus: Payahead draws			138,376.59
minus: Unreimbursed Advances			(27,488.37)
minus: Securitization Value of Retained Vehicles			(6,478,493.05)

Total	343	3,623	$701,601.35	$7,242,630.94
Gain (Loss) Per Retained Vehicle			$2,045.48	$1,999.07

Gain (Loss) on Returned Vehicles
Customer Payments			$272,738.20
plus: Net Auction Proceeds			$5,896,016.46
plus: Payahead Draws			58,145.52
minus: Unreimbursed Advances			(20,796.96)
minus: Securitization Value of Returned Vehicles			(5,423,844.34)

Total	324	2,807	$782,258.88	$9,326,079.93
Gain (Loss) Per Returned Vehicle			$2,414.38	$3,322.44

Credit Gain (Loss) Charged Off / Repossessed Vehicles	14	70	$(67,221.16)	$(183,008.02)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(4,801.51)	$(2,614.40)

Gain (Loss) on Removals by Servicer and Other	30	382

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$75,219.77	$393,912.92

Total Gain (Loss)	711	6,882	$1,491,858.84	$16,779,615.77

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$5,896,016.46
plus: Excess Wear and Use and Excess Mileage Assessed			112,238.76
minus: Residual Portion of Securitization Value			(5,151,130.89)

Total	324	2,807	$857,124.33	$10,106,306.25
Residual Gain (Loss) Per Returned Vehicle			$2,645.45	$3,600.39

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	December, 2011
Payment Date	January 17, 2012
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

/s/ Daniel J. Gardetto
Assistant Treasurer